CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
Related party liability	$ 23,698	$ 26,123
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Common shares, par value (in dollars per share)			$ 0.50
Common shares authorized (in shares)			25,000,000	25,000,000	50,000
Common shares outstanding (in shares)			8,000,002
Related Party
Related party liability	$ 5,856	$ 9,914
Class A Ordinary Shares
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	101,228,857	86,460,560
Class B Ordinary Shares
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	100,000,000	100,000,000
Common shares outstanding (in shares)	20,847,553	21,104,225